Reverse Recapitalization and Related Transactions - Narrative (Details) $ / shares in Units, $ in Millions			1 Months Ended
	Oct. 20, 2021 USD ($) $ / shares shares	Oct. 19, 2021 $ / shares shares	Nov. 30, 2019 USD ($)	Dec. 31, 2022
Schedule Of Reverse Recapitalization [Line Items]
Aggregate purchase price | $			$ 3,000
Recapitalization exchange ratio	0.82619
Gross cash consideration from reverse recapitalization | $	$ 333
Transaction costs | $	$ 69
First Warrants
Schedule Of Reverse Recapitalization [Line Items]
Warrants (in shares) | shares	39,133,649
Warrants, exercise price (in usd per share) | $ / shares	$ 0.01
Public And Private Warrants
Schedule Of Reverse Recapitalization [Line Items]
Warrants, exercise price (in usd per share) | $ / shares	$ 11.50	$ 11.50
Warrants, term from Business Combination	30 days	30 days
Warrants, expiration term	5 years			5 years
Public Warrants
Schedule Of Reverse Recapitalization [Line Items]
Warrants (in shares) | shares	16,100,000	16,100,000
Private Warrants
Schedule Of Reverse Recapitalization [Line Items]
Warrants (in shares) | shares	7,773,333	7,773,333
PIPE Investors
Schedule Of Reverse Recapitalization [Line Items]
Stock sold (in shares) | shares	80,000,000
Aggregate purchase price | $	$ 800
Backstop Investor
Schedule Of Reverse Recapitalization [Line Items]
Stock sold (in shares) | shares	15,000,000
Aggregate purchase price | $	$ 150